UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07743

                            The Rockland Funds Trust
               (Exact name of registrant as specified in charter)

                              1235 Westlakes Drive
                                Berwyn, PA 19312
              (Address of principal executive offices) (Zip code)

                                 Richard Gould
                              1235 Westlakes Drive
                                Berwyn, PA 19312
                    (Name and address of agent for service)

                                 1-800-497-3933
               Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2004

Date of reporting period: March 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                     (GOULD INVESTMENT PARTNERS, LLC LOGO)

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2004

                             THE ROCKLAND SMALL CAP
                                  GROWTH FUND

                     (GOULD INVESTMENT PARTNERS, LLC LOGO)

                               SEMI-ANNUAL REPORT

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                        May 2004

Dear Shareholders,

We would like to thank all of our Rockland shareholders for their overwhelming vote of confidence in Gould Investment Partners, LLC. Over 99% of shareholders who cast their ballots voted to keep the same investment team in place that has managed your Fund to a top 7% performance record since the inception date of December 2, 1996. According to Lipper Analytical Services, your Fund has an average annual return since inception of +14.94% compared to a +8.24% return for the average small cap fund and a +3.42% return for the Russell 2000 Growth Index.#<F1> Our new firm, Gould Investment Partners, LLC, is 100% dedicated to the management of the Rockland investment strategy. Our offices in Berwyn, Pennsylvania are deliberately placed in close proximity to other investment management firms for prime access to visiting company management teams.

From the February 12, 2003 low point to the January 20, 2004 high point, Rockland appreciated +99.79%, while the Russell 2000 Growth Index gained +74.82%. As is typically the case after an initial bull market surge, stocks have since been in a correction mode. Towards the end of March and again in mid-May, we saw some extreme technical readings in the market that have, historically, signaled the end of corrections. In our view, fundamental strength in your Fund's portfolio holdings remains robust. The holdings in your Fund's portfolio had a median earnings surprise on the upside of 16.7% for the March 2004 quarter. We strongly believe that this is proof that Wall Street analysts are much too pessimistic in their assessment of the operating leverage and earnings power of your Fund's holdings and small cap companies in general. Upside earnings surprises usually give stocks a boost and we anticipate many strong earnings releases in 2004. The favorable P/E levels expressed below are even more compressed as of this writing in mid-May.

                       THE ROCKLAND SMALL CAP GROWTH FUND
                                  a Series of
 The Rockland Funds Trust  o  P. O. Box 701  o  Milwaukee, Wisconsin 53201-0701
                               o  1-800-497-3933

               GOULD INVESTMENT PARTNERS, LLC, INVESTMENT ADVISER

                     FUND CHARACTERISTICS ON MARCH 31, 2004
                     --------------------------------------
               Average weighted market cap                  $871m
               Median earnings per share growth             59%
               Median revenue growth                        31%
               P/E multiple on 2005 earnings estimates      23.9X

Thank you for your continued support.

Sincerely,

/s/Richard H. Gould

Your Fund Manager,
Richard H. Gould, CFA, CMT

#<F1> For the period December 2, 1996 to March 31, 2004, RSCGF was ranked 22 out of 349 small cap funds in the Lipper Universe.

Constellation Investment Distribution Company, Berwyn, PA 19312 serves as the distributor for the Rockland Small Cap Growth Fund. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THIS INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THIS FUND, CAN BE OBTAINED BY CALLING 1-800-497-3933. Read the prospectus carefully before investing. Past performance is no guarantee of future results. Holdings are subject to change.

INVESTING IN SMALL CAPITALIZATION COMPANIES MAY SUBJECT THE FUND TO SPECIFIC INHERENT RISKS, INCLUDING ABOVE-AVERAGE PRICE FLUCTUATIONS. The information contained herein does not represent investment advice or specific recommendations of Constellation Investment Partners, Inc. The views expressed represent the opinion of the portfolio manager and are not intended as a forecast or guarantee of future results.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2004 (UNAUDITED)

ASSETS:
   Investments, at value (cost $74,864,804)                        $91,014,721
   Receivable for investments sold                                   3,069,172
   Receivable for capital shares sold                                  330,657
   Dividends and interest receivable                                     1,084
   Other assets                                                         36,204
                                                                   -----------
       Total Assets                                                 94,451,838
                                                                   -----------

LIABILITIES:
   Payable for investments purchased                                 3,215,414
   Capital shares repurchased                                           26,441
   Payable to custodian                                                269,592
   Payable to Adviser                                                   78,598
   Accrued expenses and other liabilities                               78,458
                                                                   -----------
       Total Liabilities                                             3,668,503
                                                                   -----------
NET ASSETS                                                         $90,783,335
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Capital stock                                                   $94,400,774
   Accumulated net realized loss on investments sold               (19,767,356)
   Net unrealized appreciation on investments                       16,149,917
                                                                   -----------
       Total Net Assets                                            $90,783,335
                                                                   -----------
                                                                   -----------

   Shares of beneficial interest outstanding
     (unlimited shares of $0.001 par value authorized)               5,349,177
   Net asset value, redemption price and
     offering price per share                                      $     16.97
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividend income                                                 $   203,005
   Interest income                                                       1,701
                                                                   -----------
       Total investment income                                         204,706
                                                                   -----------

EXPENSES:
   Investment advisory fee                                             567,502
   Administration fee                                                   41,620
   Shareholder servicing and accounting costs                           66,460
   Custody fees                                                         26,332
   Federal and state registration fees                                  27,070
   Professional fees                                                    38,531
   Reports to shareholders                                               7,863
   Trustees' fees and expenses                                          15,504
   Other                                                                 8,342
                                                                   -----------
       Total expenses before interest expense                          799,224
   Interest expense (Note 5)                                            18,538
                                                                   -----------
       Total expenses                                                  817,762
                                                                   -----------
NET INVESTMENT LOSS                                                   (613,056)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                 12,455,425
   Net change in unrealized
     appreciation/depreciation on investments                       (3,572,656)
                                                                   -----------
   Net realized and unrealized gain on investments                   8,882,769
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 8,269,713
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                         MARCH 31, 2004    SEPTEMBER 30, 2003
                                                                        ----------------   ------------------
                                                                          (UNAUDITED)
OPERATIONS:
   Net investment loss                                                   $   (613,056)        $   (834,916)
   Net realized gain on investments                                        12,455,425            6,057,395
   Net change in unrealized appreciation/depreciation on investments       (3,572,656)          18,364,545
                                                                         ------------         ------------
   Net increase in net assets resulting from operations                     8,269,713           23,587,024
                                                                         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS (NOTE 3)                                (25,214,293)          47,158,025
                                                                         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS                                     (16,944,580)          70,745,049

NET ASSETS:
   Beginning of period                                                    107,727,915           36,982,866
                                                                         ------------         ------------
   End of period                                                         $ 90,783,335         $107,727,915
                                                                         ------------         ------------
                                                                         ------------         ------------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                            SIX MONTHS                           YEARS ENDED SEPTEMBER 30,
                                              ENDED           ----------------------------------------------------------------
                                          MARCH 31, 2004      2003           2002           2001           2000           1999
                                          --------------      ----           ----           ----           ----           ----
                                           (UNAUDITED)
Per Share Data:
Net asset value, beginning of period          $15.76         $10.81         $14.72         $32.22         $19.34         $11.21
                                              ------         ------         ------         ------         ------         ------

Income from investment operations:
   Net investment loss                         (0.09)(2)      (0.19)(2)      (0.20)(1)      (0.14)(1)      (0.28)(1)      (0.20)(2)
                                                     <F3>           <F3>           <F2>           <F2>           <F2>           <F3>
   Net realized and unrealized gains
     (losses) on investments                    1.29           5.14          (3.71)        (11.84)         18.19           8.33
                                              ------         ------         ------         ------         ------         ------
       Total from investment operations         1.20           4.95          (3.91)        (11.98)         17.91           8.13
                                              ------         ------         ------         ------         ------         ------
Redemption fees                                 0.01             --             --             --             --             --
                                              ------         ------         ------         ------         ------         ------

Less distributions
  from net realized gains                         --             --             --          (5.52)         (5.03)            --
                                              ------         ------         ------         ------         ------         ------
Net asset value, end of period                $16.97         $15.76         $10.81         $14.72         $32.22         $19.34
                                              ------         ------         ------         ------         ------         ------
                                              ------         ------         ------         ------         ------         ------
Total return                                   7.68%(3)      45.79%       (26.56)%       (41.89)%        108.14%         72.52%

Supplemental data and ratios:
   Net assets, end of period             $90,783,335   $107,727,915    $36,982,866    $67,762,250    $69,583,711    $21,561,339
   Ratio of expenses
     to average net assets                     1.44%(5)(6)    1.54%(5)       1.57%(5)       1.41%          1.53%          1.75%(4)
                                                   <F6><F7>        <F6>           <F6>                                         <F5>
   Ratio of net investment loss
     to average net assets                   (1.08)%(6)     (1.47)%        (1.21)%        (0.86)%        (1.27)%        (1.34)%(4)
                                                    <F7>                                                                       <F5>
   Portfolio turnover rate                   197.06%        449.89%        513.67%        513.68%        615.06%        814.67%

(1)<F2> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)<F3> Net investment loss per share represents net investment loss divided by the average shares of beneficial interest outstanding throughout the period.
(3)<F4>   Not annualized.
(4)<F5> Without expense reimbursements of $96,798 for the year ended September 30, 1999, the ratio of operating expenses to average net assets would have been 2.31%. The ratio of net investment loss to average net assets would have been (1.90)%.
(5)<F6> The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the periods ended March 31, 2004, September 30, 2003 and 2002 was 0.03%, 0.03% and 0.12%,
          respectively.
(6)<F7>   Annualized.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----

             COMMON STOCKS -- 100.3%

             BIOTECHNOLOGY -- 4.6%
  10,000     AtheroGenics, Inc.*<F8>                               $   228,700
  28,800     Martek Biosciences Corporation*<F8>                     1,641,600
  40,000     Serologicals Corporation*<F8>                             816,000
  48,500     Telik, Inc.*<F8>                                        1,301,740
  14,400     ZymoGenetics, Inc.*<F8>                                   222,480
                                                                   -----------
                                                                     4,210,520
                                                                   -----------

             BUSINESS SERVICES -- 4.1%
 127,000     Gevity HR, Inc.                                         3,708,400
                                                                   -----------

             COMPUTER EQUIPMENT -- 4.7%
  24,000     Komag, Incorporated*<F8>                                  441,600
  50,000     Lexar Media, Inc.*<F8>                                    828,000
  23,800     M-Systems Flash Disk Pioneers Ltd.*<F8>(1)<F9>            485,044
  50,200     RadiSys Corporation*<F8>                                1,049,180
  37,500     TransAct Technologies Incorporated*<F8>                 1,460,625
                                                                   -----------
                                                                     4,264,449
                                                                   -----------

             COMPUTER SERVICES -- 0.8%
  30,300     SI International Inc.*<F8>                                699,930
                                                                   -----------

             CONSUMER PRODUCTS -- 2.4%
  59,200     NBTY, Inc.*<F8>                                         2,201,056
                                                                   -----------

             DISTRIBUTION -- 0.5%
   9,900     ScanSource, Inc.*<F8>                                     474,606
                                                                   -----------

             DRUGS -- 5.1%
  27,000     Axcan Pharma Inc.*<F8>(1)<F9>                             514,620
  53,000     Impax Laboratories, Inc.*<F8>                           1,185,610
 101,500     Salix Pharmaceuticals, Ltd.*<F8>                        2,945,530
                                                                   -----------
                                                                     4,645,760
                                                                   -----------

             EDUCATION -- 0.4%
  10,000     Sylvan Learning Systems, Inc.*<F8>                        351,100
                                                                   -----------

             ELECTRONICS -- 1.6%
  56,000     Measurement Specialties, Inc.*<F8>                      1,085,280
  15,000     Power-One, Inc.*<F8>                                      165,900
  15,000     Universal Display Corporation*<F8>                        192,450
                                                                   -----------
                                                                     1,443,630
                                                                   -----------

             FINANCIAL SERVICES -- 1.1%
  83,333     ECapital Financial Corporation*<F8>(2)<F10>                83,333
  16,000     iPayment Holdings, Inc.*<F8>                              532,160
  19,500     World Acceptance Corporation*<F8>                         380,445
                                                                   -----------
                                                                       995,938
                                                                   -----------

             FOOD AND BEVERAGES -- 0.3%
  10,000     Provide Commerce, Inc.*<F8>                               227,500
                                                                   -----------

             HEALTH CARE SERVICES & SUPPLIES -- 16.1%
 171,800     Align Technology, Inc.*<F8>                             3,265,918
  55,200     DaVita, Inc.*<F8>                                       2,635,800
  29,200     Gen-Probe Incorporated*<F8>                               975,572
  95,000     Inveresk Research Group, Inc.*<F8>                      2,699,900
  87,800     Omnicell, Inc.*<F8>                                     1,739,318
  20,900     Pediatrix Medical Group, Inc.*<F8>                      1,316,700
  25,000     Select Medical Corporation                                417,500
  44,000     Sierra Health Services, Inc.*<F8>                       1,601,600
                                                                   -----------
                                                                    14,652,308
                                                                   -----------

             INTERNET SERVICES -- 5.9%
  10,000     Ask Jeeves, Inc.*<F8>                                     357,300
  56,700     Autobytel Inc.*<F8>                                       748,440
   9,200     Avocent Corporation*<F8>                                  338,468
  23,600     F5 Networks, Inc.*<F8>                                    798,860
  24,800     SafeNet, Inc.*<F8>                                        930,992
  55,000     Secure Computing Corporation*<F8>                         899,250
  89,400     Selectica, Inc.*<F8>                                      488,124
  69,400     ValueClick, Inc.*<F8>                                     749,520
                                                                   -----------
                                                                     5,310,954
                                                                   -----------

             LEISURE AND GAMING -- 3.9%
  19,800     Alliance Gaming Corporation*<F8>                          636,174
  30,000     Ameristar Casinos, Inc.                                 1,012,470
 101,000     Scientific Games Corporation -- Class A*<F8>            1,890,720
                                                                   -----------
                                                                     3,539,364
                                                                   -----------

             MEDICAL PRODUCTS -- 10.3%
  16,000     BioLase Technology, Inc.*<F8>                             280,160
 138,500     Candela Corporation*<F8>                                1,898,835
  47,400     Dade Behring Holdings Inc.*<F8>                         2,108,352
  98,200     Given Imaging Ltd.*<F8>(1)<F9>                          3,363,350
  13,300     Intuitive Surgical, Inc.*<F8>                             226,100
   9,800     Possis Medical, Inc.*<F8>                                 275,674
  52,200     PSS World Medical, Inc.*<F8>                              584,118
  50,000     Sonic Innovations, Inc.*<F8>                              607,500
                                                                   -----------
                                                                     9,344,089
                                                                   -----------

             OIL & GAS SERVICES -- 3.3%
  10,000     Berry Petroleum Company -- Class A                        272,800
  10,000     Nordic American Tanker Shipping Limited(1)<F9>            255,800
  21,400     Nuevo Energy Company*<F8>                                 696,784
  29,600     Patina Oil & Gas Corporation                              777,000
  53,000     Swift Energy Company*<F8>                                 999,050
                                                                   -----------
                                                                     3,001,434
                                                                   -----------

             RESTAURANTS -- 1.1%
  33,800     Landry's Restaurants, Inc.                              1,008,254
                                                                   -----------

             RETAIL -- 3.7%
  37,100     Aeropostale, Inc.*<F8>                                  1,345,246
  10,000     Copart, Inc.*<F8>                                         217,300
  20,800     Dick's Sporting Goods, Inc.*<F8>                        1,209,312
  21,800     Pacific Sunwear of California, Inc.*<F8>                  534,972
                                                                   -----------
                                                                     3,306,830
                                                                   -----------

             SEMICONDUCTORS -- 9.1%
  82,800     Brillian Corporation*<F8>                                 714,564
 172,500     Mindspeed Technologies Inc.*<F8>                        1,126,425
 111,200     OmniVision Technologies, Inc.*<F8>                      3,036,872
  72,700     Pixelworks, Inc.*<F8>                                   1,245,351
  62,000     Skyworks Solutions, Inc.*<F8>                             722,920
 132,900     SpatiaLight, Inc.*<F8>                                    514,323
 132,500     Vitesse Semiconductor Corporation*<F8>                    939,425
                                                                   -----------
                                                                     8,299,880
                                                                   -----------

             SOFTWARE -- 10.2%
  34,300     Aladdin Knowledge Systems*<F8>(1)<F9>                     641,753
  85,800     American Software, Inc. -- Class A                        574,860
  61,300     Authentidate Holding Corp.*<F8>                           812,225
  22,800     Inter-Tel, Incorporated                                   685,368
  44,700     Magma Design Automation, Inc.*<F8>                        934,677
  24,100     Open Solutions Inc.*<F8>                                  532,128
   5,000     Open Text Corporation*<F8>(1)<F9>                         148,900
  59,600     SkillSoft PLC -- ADR*<F8>(1)<F9>                          768,840
  24,500     Sonic Solutions*<F8>                                      464,520
  37,000     SYNNEX Corporation*<F8>                                   684,500
 109,500     The Ultimate Software Group, Inc.*<F8>                  1,494,675
  40,000     Verint Systems Inc.*<F8>                                1,236,000
   9,700     Websense, Inc.*<F8>                                       287,217
                                                                   -----------
                                                                     9,265,663
                                                                   -----------

             TELECOMMUNICATION EQUIPMENT -- 8.6%
  24,500     Alvarion Ltd.*<F8>(1)<F9>                                 310,905
   9,800     Anaren, Inc.*<F8>                                         154,644
  15,000     Carrier Access Corporation*<F8>                           183,000
 131,500     Ditech Communications Corporation*<F8>                  2,192,105
  42,800     Frequency Electronics, Inc.                               706,200
  33,800     Sierra Wireless, Inc.*<F8>(1)<F9>                       1,233,362
  90,500     Symmetricom, Inc.*<F8>                                    811,785
  88,000     ViaSat, Inc.*<F8>                                       2,189,440
                                                                   -----------
                                                                     7,781,441
                                                                   -----------

             TELECOMMUNICATION SERVICES -- 2.5%
 112,500     Aspect Communications Corporation*<F8>                  1,762,875
   8,000     NII Holdings Inc. -- Class B*<F8>                         280,240
  30,000     Partner Communications
               Company Ltd. -- ADR*<F8>(1)<F9>                         238,500
                                                                   -----------
                                                                     2,281,615
                                                                   -----------
             TOTAL COMMON STOCKS (Cost $74,864,804) -- 100.3%       91,014,721
             Liabilities, less Other Assets -- (0.3)%                 (231,386)
                                                                   -----------
             TOTAL NET ASSETS -- 100.0%                            $90,783,335
                                                                   -----------
                                                                   -----------

   *<F8>   Non-income producing security.
 (1)<F9>   Foreign security.
(2)<F10>   Illiquid security - acquired through private placement.
     ADR   American Depository Receipts.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- MARCH 31, 2004 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GOULD INVESTMENT PARTNERS, LLC("GOULD IP"), has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital stock at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a security exchange or quoted on NASDAQ are valued at the last quoted sales price on which such securities are primarily traded. Common stocks, other equity-type securities, and securities sold short which are listed on an exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Gould IP. The procedures authorize Gould IP to make all necessary determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

          Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and post October capital losses.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are accreted for tax and financial reporting.

2.   RESTRICTED SECURITIES

     The investment in 83,333 shares of ECapital Financial Corporation common stock, the sale of which is restricted, has been valued by Gould IP at $1 per share in accordance with procedures adopted by the Board of Trustees after considering certain pertinent factors, including the results of operations of ECapital since the date of purchase on March 15, 2001, for $167 and the sales price of recent private placements in its common stock. No quoted market price exists for ECapital shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.

3.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest for the six months ended March 31, 2004 and the fiscal year ended September 30, 2003, respectively, were as follows:

     SIX MONTHS ENDED
     MARCH 31, 2004                        $                  SHARES
     ----------------                     ---                 ------
     Shares sold                      $ 33,377,439           1,923,811
     Shares redeemed                   (58,667,938)         (3,411,649)
     Redemption Fee                         76,206                  --
                                      ------------          ----------
     Net decrease                     $(25,214,293)         (1,487,838)
                                      ------------
                                      ------------
     SHARES OUTSTANDING:
     Beginning of period                                     6,837,015
                                                            ----------
     End of period                                           5,349,177
                                                            ----------
                                                            ----------

     YEAR ENDED
     SEPTEMBER 30, 2003                    $                  SHARES
     ----------------                     ---                 ------
     Shares sold                      $ 94,266,460           6,939,233
     Shares redeemed                   (47,108,435)         (3,524,628)
                                      ------------          ----------
     Net increase                     $ 47,158,025           3,414,605
                                      ------------
                                      ------------
     SHARES OUTSTANDING:
     Beginning of period                                     3,422,410
                                                            ----------
     End of period                                           6,837,015
                                                            ----------
                                                            ----------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments and short positions, by the Fund for the six months ended March 31, 2004, were $219,171,021 and $243,961,959, respectively. The Fund did not purchase long-term U.S. Government securities as a part of its investment strategy during the six months ended March 31, 2004.

     At September 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of Investments                                  $ 88,615,465
                                                          ------------
                                                          ------------
     Gross unrealized appreciation                        $ 21,510,466
     Gross unrealized depreciation                          (3,202,938)
                                                          ------------
     Net unrealized appreciation/(depreciation)           $ 18,307,528
                                                          ------------
                                                          ------------
     Other accumulated losses                             $(30,807,736)
                                                          ------------
     Total accumulated earnings/(losses)                  $(12,500,208)
                                                          ------------
                                                          ------------

     At September 30, 2003, the Fund had accumulated net realized capital loss carryovers of $30,807,736 with $380,272, $27,662,130 and $2,765,334 expiring in 2009, 2010 and 2011, respectively. To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.

     The Fund made no distributions during the six months ended March 31, 2004 and the fiscal year ended September 30, 2003.

5.   INTEREST EXPENSE

     During the course of operations, the Fund's custody account with U.S. Bank, N.A. (the "Bank") was overdrawn at times during the period due to shareholder redemptions from the Fund. The Bank charges interest at the Bank's Prime Rate (weighted average rate of 4.00% for the six months ended March 31, 2004) for overdrafts. The Fund incurred $18,538 in interest expense for the six months ended March 31, 2004.

6.   INVESTMENT ADVISORY AND OTHER
     AGREEMENTS

     The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Gould Investment Partners, LLC. Pursuant to its advisory agreement with the Trust, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

7.   PROXY RESULTS

     Following are results from the shareholder vote taken on March 31, 2004:

                               NUMBER                 % OF             % OF
                                 OF               OUTSTANDING         SHARES
                               SHARES                SHARES           VOTED
                               ------             -----------         ------

     A. To elect each of the existing Trustees to the Board of Trustees of the Rockland Funds Trust to hold office until their successors are duly elected and qualified or until their earlier resignation or removal.

                               Charles S. Cruice

     Affirmative            5,770,707.205            89.992%          99.485%
     Withhold                  29,896.831             0.467%           0.515%
     TOTAL                  5,800,604.036            90.459%         100.000%

                                Richard H. Gould

     Affirmative            5,771,349.205            90.002%          99.496%
     Withhold                  29,254.831             0.457%           0.504%
     TOTAL                  5,800,604.036            90.459%         100.000%

                                 George Keeley

     Affirmative            5,780,886.161            90.151%          99.660%
     Withhold                  19,717.875             0.308%           0.340%
     TOTAL                  5,800,604.036            90.459%         100.000%

                              Edwin W. Moats, Jr.

     Affirmative            5,776,759.161            90.087%          99.589%
     Withhold                  23,844.875             0.372%           0.411%
     TOTAL                  5,800,604.036            90.459%         100.000%

                               Dr. Peter Utsinger

     Affirmative            5,774,395.161            90.050%          99.548%
     Withhold                  26,208.875             0.409%           0.452%
     TOTAL                  5,800,604.036            90.459%         100.000%

     B. To approve a new Investment Advisory Agreement between the Rockland Funds Trust, on behalf of the Rockland Small Cap Growth Fund, and Gould Investment Partners, LLC, the investment advisory firm recently established by the Fund's current portfolio manager.

     Affirmative            5,742,377.679            89.551%          98.996%
     Against                   46,903.131             0.731%           0.809%
     Abstain                   11,323.226             0.177%           0.195%
     TOTAL                  5,800,604.036            90.459%         100.000%

8.   RECENT EVENTS

     In addition, Mr. Charles Cruice resigned from the Board of Trustees, effective March 31, 2004. The independent Trustees also recently nominated and the Board elected a new independent Trustee, R. Peter Zimmermann.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-800-497-3933 or on the SEC website at http://www.sec.gov.

                                    TRUSTEES
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger
                            Mr. R. Peter Zimmermann

                                    OFFICERS
                    Mr. Richard Gould, President & Treasurer
                         Ms. Barbara Grosso, Secretary
                        Mr. Linn Morrow, Vice President

                               INVESTMENT ADVISOR
                         Gould Investment Partners, LLC
                        1235 Westlakes Drive, Suite 280
                               Berwyn, PA  19312

                                  DISTRIBUTOR
                 Constellation Investment Distribution Company
                              1205 Westlakes Drive
                               Berwyn, PA  19312

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                  P.O. Box 701
                               425 Walnut Street
                             Cincinnati, OH  45202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                            INDEPENDENT ACCOUNTANTS
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL
                    Stradley, Ronon, Stevens and Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA  19103

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The registrant's President and Treasurer has reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on the review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant's service provider.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  The Rockland Funds Trust

     By (Signature and Title)  /s/ Richard Gould
                             ---------------------------------------
                             Richard Gould, President

     Date:  June 7, 2004
          ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

     By (Signature and Title)  /s/ Richard Gould
                             ---------------------------------------
                             Richard Gould, President and Treasurer

     Date:  June 7, 2004
          ----------------